INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) for the year	$ 321,304	$ 258,657	$ 4,191,308
Statutory rate	27.00%	27.00%	27.00%
Income tax expense at statutory rate	$ 57,498	$ (74,152)	$ 1,131,653
IRC section 280E disallowance	265,584	1,954,392	1,802,992
Foreign tax rate differential	5,526	16,068	(288,933)
Change in foreign exchange rates and other	55,019	21,188	196,298
Uncertain tax position, inclusive of interest and penalties	48,080	(354,637)	32,591
Change in valuation allowance	(671)	(50,016)	(198,848)
Payable adjustment to provision versus statutory tax returns	78,204	1,153,756	67,056
Deferred adjustment to provision versus statutory tax returns	(136,497)	824,220	10,410
Other	0	(8,694)	56,549
Income tax expense (benefit)	$ 372,743	$ 3,482,125	$ 2,809,768